Deferred Tax Assets, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets (liabilities), non-current
Unpaid accrued expenses	$ 56,262	$ 50,600
Warranty	49,594	49,090
Allowance for doubtful accounts	263,566	79,639
Others	(658,109)	424,735
Deferred tax assets (liabilities), non-current	(288,687)	604,064
Less: valuation allowance
Deferred tax assets (liabilities), non-current	$ (288,687)	$ 604,064